Transactions with Related Parties (Details) (USD $)							0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 MacAndrews [Member] Directors and Officers Insurance Program [Member]	Sep. 30, 2012 MacAndrews [Member] Directors and Officers Insurance Program [Member]	Dec. 27, 2011 MacAndrews [Member] Notes Receivable [Member]	Dec. 31, 2008 Delphax [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] MacAndrews [Member] Directors and Officers Insurance Program [Member]	Dec. 31, 2012 Successor [Member] MacAndrews [Member] Directors and Officers Insurance Program [Member]	Dec. 31, 2012 Successor [Member] MacAndrews [Member] Notes Receivable [Member]	Dec. 31, 2011 Successor [Member] Delphax [Member]	Dec. 31, 2011 Successor [Member] M&F Worldwide Corp. [Member]	Dec. 31, 2012 Successor [Member] M&F Worldwide Corp. [Member]	Dec. 31, 2011 Successor [Member] M&F Worldwide Corp. [Member] Services provided to the Company [Member]	Dec. 31, 2012 Successor [Member] M&F Worldwide Corp. [Member] Services provided to the Company [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 21, 2011 Predecessor [Member] MacAndrews [Member] Directors and Officers Insurance Program [Member]	Dec. 31, 2010 Predecessor [Member] MacAndrews [Member] Directors and Officers Insurance Program [Member]	Dec. 21, 2011 Predecessor [Member] Delphax [Member]	Dec. 31, 2010 Predecessor [Member] Delphax [Member]	Dec. 21, 2011 Predecessor [Member] M&F Worldwide Corp. [Member]	Dec. 31, 2010 Predecessor [Member] M&F Worldwide Corp. [Member]	Dec. 21, 2011 Predecessor [Member] M&F Worldwide Corp. [Member] Services provided to the Company [Member]	Dec. 31, 2010 Predecessor [Member] M&F Worldwide Corp. [Member] Services provided to the Company [Member]
Related Party Transaction [Line Items]
Prepaid expenses and other current assets	$ 56,700,000	$ 54,000,000	$ 700,000
Other assets	63,000,000	27,300,000		1,000,000
Related Party Transaction, Purchases from Related Party									0.0	2,000,000									100,000	0
Maximum Lending Amount Per Agreement					30,000,000	14,000,000
Loans Receivable, Basis Spread on Variable Rate					2.00%
Notes Receivable, Related Parties, Noncurrent	0	30,000,000			30,000,000
Notes Receivable, Related Parties, Current											30,000,000
Related Party Interest Income											800,000	0									200,000	400,000
Proceeds from Interest Received											(800,000)
Investment Owned, Balance, Shares						250,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party															0	2,700,000									2,700,000	2,700,000
Dividends paid to parent							$ 12,600,000	$ 32,300,000					$ 12,600,000	$ 32,300,000			$ 48,700,000	$ 31,200,000					$ 48,700,000	$ 31,200,000